ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Product rebates	$ 1,094	$ 897
Product returns	863	708
Interest	324	337
Employee compensation and benefit costs	259	198
Income taxes payable	202	213
Legal liabilities assumed in the Salix Acquisition	47	281
Other	905	593
Accrued and other current liabilities	$ 3,694	$ 3,227